SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets in different geographic locations
Long-lived assets	$ 17,791	$ 52,422
PRC
Long-lived assets in different geographic locations
Long-lived assets	15,550	49,042
Taiwan
Long-lived assets in different geographic locations
Long-lived assets	340	1,649
Others
Long-lived assets in different geographic locations
Long-lived assets	$ 1,901	$ 1,731